Related party balances and transactions	12 Months Ended
Dec. 31, 2021
Related party balances and transactions
Related party balances and transactions

24.         Related party balances and transactions

a.	Advance payments for construction to related parties are as follows

	December 31,
	2021		2020		2019
ICA Constructora de Infraestructura, S.A. de C.V. (1)	Ps.	—	Ps.	7,964	Ps.	178,977
ICA Constructora, S.A. de C.V. (1)		939		90,204		—
Actica Sistemas, S.A. de C.V. (1)		215,772		110,312		—
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (1)		6,787		5,729		3,012
	Ps.	223,498	Ps.	214,209	Ps.	181,989

b.	The accounts payable with related parties are as follows:

	December 31,
Payable:	2021		2020		2019
Servicios de Tecnología Aeroportuaria, S.A. de C.V. “SETA”	Ps.	78,939	Ps.	—	Ps.	80,504
Operadora Nacional Hispana, S.A. de C.V.		2,949		5,928		2,527
VCD Construcción y Desarrollo, S.A.P.I. de C.V.		3,508		5,772		5,335
ICA Ingeniería S. A. de C. V.		367		367		1,177
Actica Sistemas, S. de R.L. de C.V.		4,026		3,971		3,972
Autovía Golfo Centro S.A. de C.V.		30,757		16,442		—
GGA Capital, S.A.P.I. de C.V.		110,495		117,845		75,950
ICA Constructora de Infraestructura, S.A. de C.V.		—		—		16,652
ICA Constructora, S. A. de C. V.		27,419		16,564		—
Grupo ICA Constructora. S.A. de C.V.		—		794		794
Controladora de Operaciones de Infraestructura, S.A. de C.V.		10,298		—		—
Grupo Hotelero Santa Fe, S. A. de C. V.		491		21		604
	Ps.	269,249	Ps.	167,704	Ps.	187,515

The balance payable to GGA Capital, S.A.P.I. of C.V. for Ps. 110,495, Ps. 117,845 and Ps.75,950 corresponds to short term loans as of December 31, 2021, 2020 and 2019, respectively. Loans generated interest at a 91-day TIIE rate plus 3.5 percentage points, the interest rate was 5.7150% and 7.7430%, respectively.

c.	The principal transactions with related parties performed in the normal course of business, are as follows:

	Year ended December 31,
	2021		2020		2019
Capital Expenditures:
Industrial warehouse	Ps.	7,548	Ps.	100,194	Ps.	43,599
Expenses:
Payments from technical assistance received		133,458		81,164		150,108
Administrative services(1)		23,420		22,453		43,196
Revenues:
Revenues from Leases		2,401		23,828		72
Administrative services		—		190		—
Interests		14,922		28,633		—
Major maintenance of Concesioned Assets:
Maintenance		1,572		813		310
Concessioned Assets
Improvements and Major maintenance		959,489		564,563		553,405

(1)	In 2021, excludes Ps.8,604 of provision for accrued services not invoiced as of December 31, 2021.

Employee Benefits – Employee benefits granted to key management personnel of the Company were comprised solely of short-term benefits of Ps. 78,048, Ps.73,711 and Ps.58,989 in 2021, 2020 and 2019, respectively.

Technical Assistance – On December 14, 2020, a Third Amending Agreement to the Technical Assistance and Technology Transfer Agreement with SETA was signed with a term through December 31, 2021, and automatic annual renewals thereafter. The annual consideration under the amendment is the greater of U.S. $ 3,766,000 (updated annually according to the U.S. consumer price index) and 3% of the Company’s consolidated EBITDA before payment of the technical assistance fee. For purposes of this calculation, consolidated EBITDA before technical assistance considers exclusively airport concessions and companies that directly or indirectly provide employee services to airports.

In 2021 and 2019 the variable part of the consideration for this concept was greater than the fixed part of US$3,766 (thousand) and US$3,661 (thousand). In 2020 no variable part was generated.

Pursuant to the Company’s bylaws, SETA (as holder of the Company’s Series ”BB” shares) has the ability to appoint and remove the Company’s Chief Financial Officer, Chief Operating Officer and Commercial Director, the right to elect three members of the Company’s board of directors, and the right to veto certain actions requiring approval of the Company’s shareholders (including the payment of dividends and the right to appoint certain members of senior management). In the event of the termination of the technical assistance agreement, the Series ”BB” shares will be converted into Series ”B” shares resulting in the termination of these rights.

If at any time after June 14, 2015, SETA were to hold less than 7.65% of the Company’s capital stock in the form of Series ”BB” shares, such shares must be converted into Series ”B” shares, which would cause SETA to lose all of its special rights. So long as SETA retains at least 7.65% of the Company’s capital stock in form of Series ”BB” shares, all its special rights will remain in force.

SETA holds 12.8% of GACN outstanding capital stock in the form of Series “BB” shares and, additionally holds 1.9% in the form of Series “B” shares.